Long-Term Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Debt Instrument [Line Items]
Term loan facility	$ 75,000	$ 0
Revolving credit facility	0	75,000
Finance leases	919	938
Long-term debt and finance lease obligations	75,919	75,938
Long-term Debt and Lease Obligation, Current	(816)	(44)
Less: unamortized discount and debt issuance costs	(3,515)	0
Long-term Debt and Lease Obligation, Total	71,588	$ 75,894
Secured Debt
Debt Instrument [Line Items]
Term loan facility	$ 71,500